26. Research and Development and Energy Efficiency (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable, before any related prepayments	R$ 151,485
Amounts payable to regulatory agencies	22,878
Other amounts payable	418,372
Research and development and energy efficiency	592,735	R$ 532,475	R$ 483,889
Research and development and energy efficiency, current	270,429	282,766
Research and development and energy efficiency, noncurrent	322,306	249,709
MME
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Research and development and energy efficiency	2,361	2,616	R$ 2,302
Research and Development - R&D
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable, before any related prepayments	129,159
Amounts payable to regulatory agencies	7,086
Other amounts payable	198,467
Research and development and energy efficiency	334,712	323,969
Research and Development - R&D | National Fund for Scientific and Technological Development - FNDCT
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable, before any related prepayments	0
Amounts payable to regulatory agencies	4,725
Other amounts payable	0
Research and development and energy efficiency	4,725	5,232
Research and Development - R&D | MME
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable, before any related prepayments	0
Amounts payable to regulatory agencies	2,361
Other amounts payable	0
Research and development and energy efficiency	2,361	2,616
Research and Development - R&D | R&D
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable, before any related prepayments	129,159
Amounts payable to regulatory agencies	0
Other amounts payable	198,467
Research and development and energy efficiency	327,626	316,121
Energy efficiency program - EEP
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable, before any related prepayments	22,326
Amounts payable to regulatory agencies	15,792
Other amounts payable	219,905
Research and development and energy efficiency	258,023	208,506
Energy efficiency program - EEP | National Program of electricity conservation - Procel
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable, before any related prepayments	0
Amounts payable to regulatory agencies	15,792
Other amounts payable	0
Research and development and energy efficiency	15,792	6,041
Energy efficiency program - EEP | EEP
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable, before any related prepayments	22,326
Amounts payable to regulatory agencies	0
Other amounts payable	219,905
Research and development and energy efficiency	R$ 242,231	R$ 202,465